Property and equipment (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property and equipment
Beginning balance	₽ 1,417	₽ 1,893
Ending balance	1,163	1,417
Gross book value of fully depreciated assets	831	888
Cost
Property and equipment
Beginning balance	3,631	3,874
Additions	387	360
Additions from business combinations	55
Disposals	(755)	(603)
Ending balance	3,318	3,631
Accumulated depreciation and impairment
Property and equipment
Beginning balance	(2,214)	(1,981)
Depreciation charge	(537)	(611)
Disposals	596	378
Ending balance	(2,155)	(2,214)
Processing servers and engineering equipment
Property and equipment
Beginning balance	593	638
Ending balance	473	593
Processing servers and engineering equipment | Cost
Property and equipment
Beginning balance	1,588	1,402
Transfer between groups	4	18
Additions	108	194
Disposals	(124)	(26)
Ending balance	1,576	1,588
Processing servers and engineering equipment | Accumulated depreciation and impairment
Property and equipment
Beginning balance	(995)	(764)
Depreciation charge	(212)	(253)
Disposals	104	22
Ending balance	(1,103)	(995)
Computers and office equipment
Property and equipment
Beginning balance	96	117
Ending balance	133	96
Computers and office equipment | Cost
Property and equipment
Beginning balance	357	322
Transfer between groups	18
Additions	60	67
Additions from business combinations	26
Disposals	(92)	(32)
Ending balance	369	357
Computers and office equipment | Accumulated depreciation and impairment
Property and equipment
Beginning balance	(261)	(205)
Depreciation charge	(63)	(74)
Disposals	88	18
Ending balance	(236)	(261)
Leasehold improvements
Property and equipment
Beginning balance	18	13
Ending balance	15	18
Leasehold improvements | Cost
Property and equipment
Beginning balance	293	453
Additions	5	11
Disposals	(111)	(171)
Ending balance	187	293
Leasehold improvements | Accumulated depreciation and impairment
Property and equipment
Beginning balance	(275)	(440)
Depreciation charge	(9)	(6)
Disposals	112	171
Ending balance	(172)	(275)
Right of use of leased assets
Property and equipment
Beginning balance	653	1,087
Ending balance	455	653
Right of use of leased assets | Cost
Property and equipment
Beginning balance	1,309	1,630
Additions	156	40
Additions from business combinations	28
Disposals	(418)	(361)
Ending balance	1,075	1,309
Right of use of leased assets | Accumulated depreciation and impairment
Property and equipment
Beginning balance	(656)	(543)
Depreciation charge	(246)	(273)
Disposals	282	160
Ending balance	(620)	(656)
Other equipment
Property and equipment
Beginning balance	8	15
Ending balance	5	8
Other equipment | Cost
Property and equipment
Beginning balance	35	44
Additions	3	4
Additions from business combinations	1
Disposals	(10)	(13)
Ending balance	29	35
Other equipment | Accumulated depreciation and impairment
Property and equipment
Beginning balance	(27)	(29)
Depreciation charge	(7)	(5)
Disposals	10	7
Ending balance	(24)	(27)
Construction in progress (CIP) and Advances for equipment
Property and equipment
Beginning balance	49	23
Ending balance	82	49
Construction in progress (CIP) and Advances for equipment | Cost
Property and equipment
Beginning balance	49	23
Transfer between groups	(22)	(18)
Additions	55	44
Ending balance	₽ 82	₽ 49